Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, and the VIEs for which a wholly-owned subsidiary of the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, the allowance for credit losses (previously known as the allowance for doubtful accounts before the adoption of ASU 2016-13) of accounts receivable, other receivable and debt securities, the purchase price allocation with respect to business combinations, useful lives of long-lived assets, impairment of long-lived assets and goodwill, realization of deferred tax assets, measurement of right-of-use assets and lease liabilities including incremental borrowing rate (“IBR”) used in measurement, legal contingencies, share-based compensation, and the fair value of financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Comparative Information

Certain line items in the financial information of the VIEs presented in Note 1 have been adjusted to conform with the current year’s presentation to facilitate comparison.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.3726 per US$1.00 on December 31, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currency

The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and the subsidiaries in Cayman is U.S. dollars (“US$”). The functional currency of the Company’s subsidiaries in Malaysia is the Malaysian Ringgit (“MYR”). The functional currency of the Company’s subsidiaries in India is Indian Rupees (“INR”). The functional currency of the Company’s subsidiaries and the VIEs located in the PRC is RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in “Accumulated other comprehensive income (loss)”, a component of shareholders’ equity.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks which are unrestricted as to withdrawal or use and have original maturities of less than three months.

Restricted cash

Restricted cash primarily represent cash and cash equivalents, pledged as security for the Group’s bank loans.

Short-term investment

Short-term investments consist primarily of investments in certain wealth management products and structured notes with original maturities greater than three months but less than twelve months or no maturities. The investment in debt securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The investment in debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities.

For held-to-maturity debt securities, the allowance for credit losses reflects the Group's estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “General and administrative expenses” in the consolidated statements of comprehensive (loss) income. Estimated allowances of credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Accounts receivable

On January 1, 2021, the Group adopted Accounting Standard Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using a modified retrospective transition method, which resulted in a cumulative-effect adjustment to decrease the opening balance of accumulated deficit on January 1, 2021 by RMB8,323(US$1,306), after net of RMB2,219 (US$348) of income taxes.

The Group maintains an allowance for credit losses for accounts receivable, which is recorded as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive (loss) income. When similar risk characteristics exist, the Group assesses collectability and measures expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable balances, credit quality of the Group’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer’s ability to pay.

Prior to adopting ASU 2016-13, accounts receivable is carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off when deemed uncollectible.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Capitalized interest

Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in construction in progress in accordance with ASC 835, Interest (“ASC 835”). The capitalization of interest commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to RMB120,170, RMB330,573 and RMB412,455(US$64,723), of which RMB17,880, RMB92,189 and RMB117,477 (US$18,435) were capitalized for the years ended December 31, 2019, 2020 and 2021, respectively.

Derivative instruments

ASC Topic 815, Derivatives and Hedging (“ASC 815”), requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. The Group’s derivatives represent target accrual forward transaction, the embedded call option, cross currency swap, and non-deliverable forward that did not qualify for hedge accounting in accordance with ASC 815. The derivatives are accounted for at fair value by recording the unrealized mark-to-market (fair value adjustment) in each period in the consolidated statements of comprehensive (loss) income within “Changes in fair value of financial instruments”. The notional amounts of the derivative contracts were MYR396,654 and US$29,000, respectively, as of December 31, 2021, and MYR644,654, US$160,000 and RMB110,000, respectively, as of December 31, 2020. A loss of RMB12,316, RMB20,479 and RMB1,620 (US$254) was recognized in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021, respectively. The estimated fair value of the derivatives is determined at discrete points in time with reference to the market rates using industry standard valuation techniques. The fair value of the Group’s derivatives was determined utilizing market observable forward exchange rates. During all periods presented, there were no changes in valuation technique; or transfers in and out of each level.

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, derivatives, contingent receivable, amounts due from and due to related parties, accounts payable, certain other current assets and liabilities, short-term bank loans and long-term bank loans. The carrying amount of the long-term bank loans approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The derivatives and contingent receivable were recorded at fair value as determined on the respective issuance or origination date and subsequently adjusted to its fair value at each reporting date. The Group determined the fair values of the derivatives and contingent receivable with the assistance of an independent appraiser. The Group applies ASC 820 Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying values of the remaining financial instruments approximate their fair values due to their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements (Continued)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Derivative liabilities	—	24,794	—
Contingent receivable	—	—	13,609

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Short-term investments
Trading securities	129,946	—	—
Held-to-maturity debt securities	—	63,726	—
Derivative assets	—	2,446	—
Derivative liabilities	—	16,354	—

The Group measured the fair value of its contingent receivable on a recurring basis using significant unobservable (Level 3) inputs as of each report date. The valuation of the contingent receivable is performed using Monte Carlo simulation model with unobservable inputs including weighted average cost of capital as well as the performance target, which is assessed by the Group.

The following table presents a reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs:

Contingent receivable
RMB
Balance as of January 1, 2020	14,630
Settlement	(8,783)
Fair value change	7,762
Balance as of December 31, 2020	13,609
Fair value change	5,884
Settlement	(19,493)
Balance as of December 31, 2021	—
The amount of total gain for the year ended December 31, 2021	5,884
The amount of total gain for the year ended December 31, 2021 (US$)	923

The Group did not transfer any assets or liabilities in or out of Level 3 during all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity method investments

The Group’s investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are generally accounted for under the equity method of accounting. Equity method investments are initially measured at cost, and are subsequently adjusted for cash contributions, distributions and the Group's share of the income and losses of the investees. The Group records its equity method investment in “Other non-current assets” in the consolidated balance sheets. The Group's proportionate share of the income or loss from its equity method investment are recorded in “Others, net” in the consolidated statements of comprehensive (loss) income, which was RMB3,201 for the year ended December 31, 2021. The share of income or loss from equity method investments was immaterial for the year ended December 31, 2020. The Group reviews its investment periodically to determine if any investment may be impaired considering both qualitative and quantitative factors that may have a significant impact on the investees' fair value. No impairment loss was recognized for the years presented.

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Buildings	20 to 40 years
Data center equipment
– Machinery	10 to 20 years
– Other equipment	3 to 5 years
Furniture and office equipment	3 to 5 years
Computers and network equipment	3 to 5 years
Motor vehicles	3 to 10 years
Purchased software	5 to 10 years
Leasehold improvements	Lesser of useful life or lease term

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss) income.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Inventories

Inventories consist of materials used in delivering the Group’s other services to the customers, which are stated at the lower of cost and net realizable value. Cost is determined using the weighted average method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales price, obsolescence, or similar reductions in the estimated net realizable value. The Group records its inventories in “Prepayments and other current assets” in the consolidated balance sheets. No inventory write-downs were recognized for all years presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Acquired customer relationships	5 to 10 years
Acquired license and others	2 to 4 years

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Group operates and manages its business as a single segment through the provision of a single class of standardized IDC services in Asia-Pacific emerging markets. Therefore, the Group’s CODM, who has been identified as the Board of Directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole (Note 20).

Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations. The purchase method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Acquisitions that do not meet the accounting definition of a business combination are accounted for as asset acquisitions. For transactions determined to be asset acquisitions, the Group allocates the total cost of the acquisition, including transaction costs, to the assets acquired based on their relative fair values.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Goodwill

In accordance with ASC 350, Intangibles—Goodwill and Other (“ASC 350”), the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group determined that there are two reporting units as of December 31, 2020 and 2021, Bridge Group and Stack Group. Under ASC 350, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance to ASU No. 2011-08, Intangibles—Goodwill and Other (“ASU 2011-08”), the Group can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary. The Group adopted ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which eliminates the requirement to calculate the implied fair value of goodwill and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Group assesses qualitative factors such as business changes, economic outlook, financial trends and forecast, growth rates, industry data and other relevant qualitative factors to determine if it’s more-likely-than-not that the goodwill might be impaired and whether it’s necessary to perform a quantitative goodwill impairment. If the qualitative factors indicate a potential impairment, the Company compares the carrying amount of a reporting unit to its fair value. No impairment of goodwill was recorded for the years ended December 31, 2019, 2020 and 2021 (Note 9).

Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss) income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive (loss) income.

Leases

The Group determines if an arrangement is a lease at inception in accordance with ASC 842, Leases (“ASC 842”). Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-10-25. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants.

Lessee accounting

The Group recognizes right-of-use (“ROU”) assets and liabilities on the lease commencement date based on the present value of lease payments over the lease term. As the rate implicit in the Group’s leases is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The ROU assets also include any lease payments made, net of lease incentives. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option. Leases with an initial lease term of 12 months or less are not recorded on the consolidated balance sheets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group has lease agreements with lease and non-lease components, which are accounted for as a single lease component based on the Group’s policy election to combine lease and non-lease components for its leases. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. A finance lease ROU asset is depreciated on a straight-line basis over the lesser of the useful life of the leased asset or the lease term. Interest on each finance lease liability is determined as the amount that results in a constant periodic discount rate on the remaining balance of the liability.

Lessor accounting

The Group’s lessor portfolio consists of only operating leases for the periods presented. The Group’s policy election is to combine lease and non-lease components, by underlying class of asset, and account for them as one component if they have the same timing and pattern of transfer. The combined component is accounted for in accordance with ASC 842 if the lease component is predominant, and in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”) if the non-lease component is predominant.

Revenue recognition

The Group applies the five-step model outlined in ASC 606. The Group accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including, but not limited to, gross margin objectives, internal costs, and industry technology lifecycles. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue recognized under the contract will not occur. Timing of revenue recognition is generally the same as the timing of invoicing to customers. Contract assets and contract liabilities were nil as of December 31, 2020 and 2021. Using the practical expedient in ASC 606, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less. The Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price, and accordingly, recognized revenues net of value added taxes (“VAT”) and surcharges.

Colocation services

The Group provides integrated IDC colocation services including utilities, hosting, cooling and maintenance (collectively, “Colocation Resources”) to its customers for operating their servers and IT equipment in the Group’s data centers in the PRC. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide a series of distinct IDC colocation services daily throughout the fixed contract period. The Group is a lessor in certain IDC colocation service arrangements and the lease component qualifies as an operating lease. Under ASC 842, these contracts qualify for a practical expedient available to lessors to combine the lease and non-lease components and account for the combined component in accordance with the accounting treatment for the predominant component. The Group applied this practical expedient and have accounted for the combined component under ASC 606 because the non-lease components are predominant.

For wholesale and retail data center contracts, the Group’s efforts or inputs are expended evenly throughout the performance period that typically ranges from one to ten years, hence, the Group recognizes revenue over time using a time-based measure, on a straight-line basis. The remaining hyperscale data center contracts include a contractual minimum resulting in a portion of the consideration being fixed (“Fixed Consideration”). The Group’s efforts or inputs are not expended evenly throughout the performance period, which is generally ten years for such contracts. The Fixed Consideration is included in the transaction price for the entire contract period, and recognized as revenue based on cumulative utilization of capacity from contract inception through the end of the reporting period. The variable consideration for each month is allocated to the distinct colocation services for the particular month in accordance with ASC 606-10-32-40 because the variable consideration relates to the Group’s efforts to satisfy the collocation services for that month and reflects the value of the Group’s colocation services delivered to the customer. Therefore, the Group uses monthly utilization records, an output measure, to recognize revenue over time as it most faithfully depicts the simultaneous consumption and delivery of services. At the end of each month, the uncertainty related to the transaction price is resolved based on the utilization records because the variable consideration specifically relates to the transfer of the distinct services during that month.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition (Continued)

Colocation rental

The Group rents out hyperscale data center space to customers in Malaysia. The Group applied the practical expedient to account for lease and non-lease components associated with the lease as a single lease component under ASC 842 as the lease component is predominant. Colocation rental revenue is recognized on a straight-line basis over the lease term.

Others

Other revenue mainly includes revenues from fiber optic cable and other fitting services provided at the customers’ request and the construction service. The Group uses construction progress reports, an output measure, to recognize revenue over time provided all revenue recognition criteria have been met, as it most faithfully depicts the Group’s performance toward complete satisfaction of the performance obligation.

As of December 31, 2021, the aggregate amount of transaction price allocated to performance obligations (unsatisfied or partially unsatisfied) is related to colocation services, does not include any variable consideration, and amounted to RMB19,891,376 (US$3,121,391). The Company expects to recognize as revenue 11%, 48% and 41% of these performance obligations within twelve months, one to five years, and after five years, respectively.

Value-Added Taxes Recoverable

The Group is subject to VAT on proceeds received from customers and records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Group has input VAT greater than output VAT for all periods presented, net VAT balance is recorded as value-added taxes recoverable. If output VAT is greater than input VAT, net VAT balance is recorded as value-added taxes payable.

Cost of revenues

Cost of revenues consists mainly of utility fees, depreciation of property and equipment, bandwidth costs, rental costs, salaries and benefits for employees directly involved in revenue generation activities, and other expenses directly attributable to the provision of services.

Research and development expense

Research and development expenses primarily consist of salaries and benefits for research and development personnel, and third party service provider costs. The Group expenses research and development costs as they are incurred.

Government grants

Government grants received from provincial and local governments are related to acquisition of assets. The grants are recorded as “deferred government grants” and are included in the “Accrued expenses and other current liabilities”, or “Other non-current liabilities” line items in the consolidated balance sheets when received. Once the Group fulfills the conditions stipulated under the grant, the grant amount will be released to the consolidated statements of comprehensive (loss) income in equal amounts over the expected useful life of the related asset, as a reduction of the related depreciation expense.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Share-based compensation

The Group applies ASC 718, Compensation — Stock Compensation (“ASC 718”), to account for its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. For equity awards, the related share-based compensation is recognized in the consolidated financial statements based on their grant date fair value, while liability awards are remeasured at each reporting date until settlement. All the Group’s share-based awards are to employees only, the Group, with the assistance of an independent appraiser determined the fair value of the share-based awards granted to employees. The Group uses the accelerated method for all awards granted with graded vesting, and accounts for forfeitures as they occur.

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Cancellation of the awards accompanied by the concurrent grant of a replacement award is also accounted for as a modification of the terms of the cancelled awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period and upon the satisfaction of performance condition, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Employee benefit expenses

All eligible employees of the Group in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group recorded employee benefit expenses of RMB16,210, RMB18,385 and RMB53,465 (US$8,390) for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group also maintains a government mandated employee provident fund schemes to cover employees of its wholly owned subsidiaries in Malaysia. The employee provident fund schemes are considered a defined contribution plan. Employer and employee contributions are made based on various percentages of salaries and wages that vary based on employee age and other factors. The Group’s contributions into the program amounted to RMB1,150, RMB1,049 and RMB991 (US$156) for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group has no further payment obligations once the contributions have been paid.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(Loss) earnings per share

     In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic (loss) earnings per share is computed by dividing net (loss) income attributable to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted (loss) earnings per share is calculated by dividing net (loss) income attributable to the Company as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Share options with performance conditions are considered contingently issuable shares and are only included in the computation of diluted (loss) earnings per share to the extent that the performance conditions are met such that the share options are exercisable at the end of the reporting period, assuming it was the end of the contingency period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive. The computation of the diluted (loss) earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted (loss) earnings per Class B ordinary share does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights and conversion (Note 1). As a result, and in accordance with ASC 260, the undistributed (loss) income for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the (loss) income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed (loss) income is allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed (loss) income is equal to net (loss) income for that computation.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The assessment of realizability of deferred tax assets involves significant assumptions used in the projection of future taxable income and the future reversal pattern of taxable temporary differences. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, contingent receivable and amounts due from related parties. The Group expects that there is no significant credit risk associated with cash and cash equivalents and restricted cash, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, and the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The risk with respect to the contingent receivable is mitigated by the ongoing assessment of the counterparty’s credit quality by reference to the counterparty’s default history. Accounts receivable and amounts due from related parties are typically unsecured and are derived from revenues earned from customers. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. As of December 31, 2020 and 2021, the Group had one and one customer with a receivable balance exceeding 10% of the total accounts receivable balance, respectively. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Concentration of risks (Continued)

Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to existing competitors; and new trends in new technologies and industry standards; control of telecommunication infrastructures by local regulators and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; cybersecurity regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Two customers accounted for 68.2% and 11.1%, respectively, of total revenues during the year ended December 31, 2019. One customer accounted for 81.7% and 83.2% of total revenues during the years ended December 31, 2020 and 2021.

Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing liabilities. As of December 31, 2021, a hypothetical 1% increase or decrease in annual interest rates of RMB-denominated borrowings, US-denominated borrowings and MYR-denominated borrowings, in aggregate, would increase or decrease total interest expense by approximately RMB51,671 (US$8,108).

Investments in floating rate interest earning instruments carry a degree of interest rate risk. The Group has not been, and do not expect to be, exposed to material interest rate risks relating to such investments.

Currency convertibility risk

The Group transacts a majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was an appreciation of approximately 6.3% and 2.3% during the years ended December 31, 2020 and 2021, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. To the extent that the Group needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Group would receive from the conversion. Conversely, if the Group decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Group. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings or losses.

Recent accounting pronouncements

In October 2021, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with ASC 606. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.